Quarterly Holdings Report
for
Fidelity Advisor® Mid Cap II Fund
September 30, 2025
AMP-NPRT3-1125
1.807739.121
Common Stocks - 99.5%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.4%
Consumer Discretionary - 0.4%
Automobile Components - 0.4%
Aptiv PLC	63,900	5,509,458
BELGIUM - 0.8%
Health Care - 0.8%
Pharmaceuticals - 0.8%
UCB SA	43,200	11,918,956
BRAZIL - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
Wheaton Precious Metals Corp	97,900	10,955,627
CANADA - 2.1%
Consumer Discretionary - 0.5%
Specialty Retail - 0.5%
Aritzia Inc Subordinate Voting Shares (a)	137,400	8,310,938
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
MEG Energy Corp	199,800	4,031,317
Industrials - 1.4%
Commercial Services & Supplies - 1.4%
RB Global Inc (United States)	195,900	21,227,724
TOTAL CANADA		33,569,979
FRANCE - 0.2%
Health Care - 0.2%
Life Sciences Tools & Services - 0.2%
Sartorius Stedim Biotech	18,900	3,817,711
GERMANY - 0.3%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Birkenstock Holding Plc (a)	76,500	3,461,625
Health Care - 0.1%
Biotechnology - 0.1%
BioNTech SE ADR (a)	19,300	1,903,366
TOTAL GERMANY		5,364,991
JAPAN - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Allegro MicroSystems Inc (a)	155,807	4,549,564
NETHERLANDS - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE ADR (a)	4,500	3,319,020
TAIWAN - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
Silicon Motion Technology Corp ADR	115,556	10,955,864
UNITED KINGDOM - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
TechnipFMC PLC	81,600	3,219,120
UNITED STATES - 93.6%
Communication Services - 2.1%
Entertainment - 1.0%
Liberty Media Corp-Liberty Formula One Class C (a)	81,900	8,554,455
Live Nation Entertainment Inc (a)(b)	46,600	7,614,440
		16,168,895
Interactive Media & Services - 0.7%
Reddit Inc Class A (a)	11,800	2,713,882
ZoomInfo Technologies Inc (a)	706,600	7,709,006
		10,422,888
Media - 0.4%
Magnite Inc (a)	274,100	5,969,898
TOTAL COMMUNICATION SERVICES		32,561,681

Consumer Discretionary - 12.4%
Diversified Consumer Services - 3.5%
Adtalem Global Education Inc (a)	57,500	8,880,875
Duolingo Inc Class A (a)	28,400	9,140,256
Grand Canyon Education Inc (a)	82,600	18,132,352
Service Corp International/US	226,200	18,824,364
Stubhub Holdings Inc Class A (b)	21,100	355,324
		55,333,171
Hotels, Restaurants & Leisure - 4.5%
Aramark	355,900	13,666,560
Brinker International Inc (a)	21,000	2,660,280
Cava Group Inc (a)	55,600	3,358,796
Churchill Downs Inc	87,716	8,509,329
Dutch Bros Inc Class A (a)	133,100	6,966,454
Hilton Grand Vacations Inc (a)(b)	289,300	12,095,633
Texas Roadhouse Inc	64,800	10,766,520
Viking Holdings Ltd (a)	62,700	3,897,432
Wyndham Hotels & Resorts Inc	112,200	8,964,780
		70,885,784
Household Durables - 2.2%
Cavco Industries Inc (a)	19,900	11,556,527
NVR Inc (a)	415	3,334,384
Somnigroup International Inc	235,500	19,859,715
		34,750,626
Leisure Products - 0.3%
YETI Holdings Inc (a)(b)	134,000	4,446,120
Specialty Retail - 1.7%
Chewy Inc Class A (a)	204,300	8,263,935
Dick's Sporting Goods Inc	50,900	11,310,998
Williams-Sonoma Inc	32,400	6,332,580
		25,907,513
Textiles, Apparel & Luxury Goods - 0.2%
Tapestry Inc	29,500	3,339,990
TOTAL CONSUMER DISCRETIONARY		194,663,204

Consumer Staples - 4.1%
Consumer Staples Distribution & Retail - 3.8%
BJ's Wholesale Club Holdings Inc (a)	180,900	16,868,925
Performance Food Group Co (a)	169,800	17,665,992
Sprouts Farmers Market Inc (a)	61,300	6,669,440
US Foods Holding Corp (a)	245,500	18,810,210
		60,014,567
Food Products - 0.3%
Simply Good Foods Co/The (a)	106,100	2,633,402
Westrock Coffee Co (a)(b)	426,434	2,072,469
		4,705,871
TOTAL CONSUMER STAPLES		64,720,438

Energy - 2.6%
Energy Equipment & Services - 0.6%
Baker Hughes Co Class A	142,000	6,918,240
Kodiak Gas Services Inc	83,600	3,090,692
		10,008,932
Oil, Gas & Consumable Fuels - 2.0%
Antero Resources Corp (a)	397,100	13,326,676
Chord Energy Corp	20,600	2,047,022
Ovintiv Inc	218,600	8,827,068
Permian Resources Corp Class A	555,400	7,109,120
		31,309,886
TOTAL ENERGY		41,318,818

Financials - 17.7%
Banks - 8.0%
Bancorp Inc/The (a)	108,500	8,125,565
Cadence Bank	231,400	8,686,756
Coastal Financial Corp/WA Class A (a)	37,200	4,023,924
East West Bancorp Inc	211,388	22,502,253
First Citizens BancShares Inc/NC Class A	5,300	9,482,548
Hancock Whitney Corp	106,100	6,642,921
Huntington Bancshares Inc/OH	370,600	6,400,262
KeyCorp	694,300	12,976,467
Old National Bancorp/IN	681,600	14,961,120
Pinnacle Financial Partners Inc	38,300	3,592,157
Western Alliance Bancorp	101,800	8,828,096
Wintrust Financial Corp	139,300	18,448,892
		124,670,961
Capital Markets - 3.0%
Blue Owl Capital Inc Class A	546,700	9,255,631
Houlihan Lokey Inc Class A	28,500	5,851,620
Northern Trust Corp	74,800	10,068,080
Raymond James Financial Inc	44,786	7,730,064
Stifel Financial Corp	91,900	10,427,893
WisdomTree Inc	287,000	3,989,300
		47,322,588
Financial Services - 2.7%
Affirm Holdings Inc Class A (a)	57,300	4,187,484
Equitable Holdings Inc	391,600	19,885,448
Essent Group Ltd	60,629	3,853,578
PennyMac Financial Services Inc	57,000	7,061,160
Toast Inc Class A (a)	208,500	7,612,335
		42,600,005
Insurance - 4.0%
First American Financial Corp	144,100	9,256,984
Globe Life Inc	83,700	11,966,589
Primerica Inc	67,458	18,725,666
Reinsurance Group of America Inc	105,491	20,267,986
Unum Group	42,300	3,290,094
		63,507,319
TOTAL FINANCIALS		278,100,873

Health Care - 11.0%
Biotechnology - 2.1%
Arcellx Inc (a)	38,500	3,160,850
Avidity Biosciences Inc (a)	67,800	2,954,046
Centessa Pharmaceuticals PLC ADR (a)	147,500	3,576,875
Cytokinetics Inc (a)	62,800	3,451,488
Disc Medicine Inc (a)	35,000	2,312,800
Exact Sciences Corp (a)	157,500	8,616,825
Krystal Biotech Inc (a)	10,453	1,845,268
Legend Biotech Corp ADR (a)	81,800	2,667,498
Revolution Medicines Inc (a)(b)	52,800	2,465,760
Ultragenyx Pharmaceutical Inc (a)	39,300	1,182,144
		32,233,554
Health Care Equipment & Supplies - 3.3%
Insulet Corp (a)	21,000	6,483,330
Integer Holdings Corp (a)(b)	64,300	6,644,119
Lantheus Holdings Inc (a)	35,800	1,836,182
Masimo Corp (a)	85,935	12,679,709
Penumbra Inc (a)	44,700	11,323,404
QuidelOrtho Corp (a)	93,133	2,742,767
TransMedics Group Inc (a)(b)	79,200	8,886,240
		50,595,751
Health Care Providers & Services - 2.5%
BrightSpring Health Services Inc (a)	428,000	12,651,680
Encompass Health Corp	88,600	11,253,972
Molina Healthcare Inc (a)	31,900	6,104,384
Tenet Healthcare Corp (a)	46,825	9,507,348
		39,517,384
Health Care Technology - 1.4%
Doximity Inc Class A (a)	171,200	12,523,280
Veeva Systems Inc Class A (a)	34,200	10,188,522
		22,711,802
Life Sciences Tools & Services - 0.2%
Repligen Corp (a)	28,000	3,742,760
Pharmaceuticals - 1.5%
Corcept Therapeutics Inc (a)	30,900	2,568,099
Crinetics Pharmaceuticals Inc (a)	80,000	3,332,000
Elanco Animal Health Inc (a)(b)	890,400	17,932,656
		23,832,755
TOTAL HEALTH CARE		172,634,006

Industrials - 19.8%
Aerospace & Defense - 2.3%
ATI Inc (a)	171,800	13,974,212
Axon Enterprise Inc (a)	6,200	4,449,368
Textron Inc	47,900	4,047,071
Woodward Inc	52,500	13,267,275
		35,737,926
Building Products - 0.7%
Simpson Manufacturing Co Inc	69,100	11,571,486
Commercial Services & Supplies - 0.7%
CECO Environmental Corp (a)	213,000	10,905,600
Construction & Engineering - 4.4%
AECOM	33,500	4,370,745
Comfort Systems USA Inc	37,800	31,191,804
EMCOR Group Inc	43,900	28,514,806
Quanta Services Inc	11,400	4,724,388
		68,801,743
Electrical Equipment - 3.2%
Acuity Inc	35,800	12,329,162
AMETEK Inc	42,800	8,046,400
nVent Electric PLC	141,100	13,918,104
Regal Rexnord Corp	62,400	8,950,656
Vertiv Holdings Co Class A	51,100	7,708,946
		50,953,268
Ground Transportation - 0.4%
XPO Inc (a)	42,700	5,519,829
Machinery - 4.5%
Allison Transmission Holdings Inc	70,600	5,992,528
Crane Co	60,200	11,085,228
Flowserve Corp	204,000	10,840,560
Ingersoll Rand Inc	49,560	4,094,647
ITT Inc	138,359	24,733,056
Westinghouse Air Brake Technologies Corp	61,600	12,348,952
		69,094,971
Passenger Airlines - 0.8%
Alaska Air Group Inc (a)	246,500	12,270,770
Professional Services - 2.6%
ExlService Holdings Inc (a)	275,300	12,121,459
FTI Consulting Inc (a)	56,300	9,100,895
KBR Inc	214,300	10,134,247
TransUnion	108,900	9,123,642
		40,480,243
Trading Companies & Distributors - 0.2%
Watsco Inc	8,500	3,436,550
TOTAL INDUSTRIALS		308,772,386

Information Technology - 10.7%
Communications Equipment - 2.2%
Digi International Inc (a)	324,700	11,838,562
Lumentum Holdings Inc (a)	135,500	22,047,205
		33,885,767
Electronic Equipment, Instruments & Components - 3.4%
Belden Inc	96,700	11,630,109
Coherent Corp (a)	173,400	18,678,648
Flex Ltd (a)	280,800	16,277,976
OSI Systems Inc (a)	28,216	7,032,556
		53,619,289
IT Services - 1.6%
GoDaddy Inc Class A (a)	37,100	5,076,393
Kyndryl Holdings Inc (a)	309,000	9,279,270
Okta Inc Class A (a)	42,000	3,851,400
Twilio Inc Class A (a)	62,400	6,245,616
		24,452,679
Semiconductors & Semiconductor Equipment - 1.2%
First Solar Inc (a)	29,100	6,417,423
GlobalFoundries Inc (a)	111,100	3,981,824
MACOM Technology Solutions Holdings Inc (a)	31,500	3,921,435
Veeco Instruments Inc (a)	159,900	4,865,757
		19,186,439
Software - 0.6%
Appfolio Inc Class A (a)	20,000	5,513,200
Riot Platforms Inc (a)(b)	252,300	4,801,269
		10,314,469
Technology Hardware, Storage & Peripherals - 1.7%
Western Digital Corp	223,100	26,785,386
TOTAL INFORMATION TECHNOLOGY		168,244,029

Materials - 4.1%
Chemicals - 1.1%
Axalta Coating Systems Ltd (a)	285,300	8,165,286
Element Solutions Inc	350,500	8,822,085
		16,987,371
Construction Materials - 1.0%
James Hardie Industries PLC (a)	357,371	6,865,097
Martin Marietta Materials Inc	15,600	9,832,368
		16,697,465
Containers & Packaging - 2.0%
AptarGroup Inc	112,600	15,050,116
Crown Holdings Inc	66,600	6,432,894
International Paper Co (b)	129,100	5,990,240
Smurfit WestRock PLC	85,800	3,652,506
		31,125,756
TOTAL MATERIALS		64,810,592

Real Estate - 5.7%
Health Care REITs - 0.9%
Ventas Inc	209,000	14,627,910
Industrial REITs - 0.7%
EastGroup Properties Inc	27,300	4,620,798
Terreno Realty Corp	125,500	7,122,125
		11,742,923
Office REITs - 0.2%
Vornado Realty Trust	78,700	3,189,711
Real Estate Management & Development - 0.7%
Jones Lang LaSalle Inc (a)	37,100	11,066,188
Residential REITs - 1.1%
Camden Property Trust	35,400	3,780,012
Invitation Homes Inc	207,800	6,094,774
Sun Communities Inc	47,700	6,153,300
		16,028,086
Retail REITs - 1.8%
Acadia Realty Trust	494,200	9,958,130
Macerich Co/The	335,600	6,107,920
NNN REIT Inc	167,600	7,134,732
Urban Edge Properties	187,600	3,840,172
		27,040,954
Specialized REITs - 0.3%
Four Corners Property Trust Inc	219,300	5,350,920
TOTAL REAL ESTATE		89,046,692

Utilities - 3.4%
Electric Utilities - 0.4%
Evergy Inc	80,600	6,127,212
Gas Utilities - 0.6%
Southwest Gas Holdings Inc	115,300	9,032,602
Independent Power and Renewable Electricity Producers - 1.1%
Talen Energy Corp (a)	12,500	5,317,250
Vistra Corp	60,200	11,794,384
		17,111,634
Multi-Utilities - 1.0%
CenterPoint Energy Inc	127,000	4,927,600
Northwestern Energy Group Inc	186,100	10,907,321
		15,834,921
Water Utilities - 0.3%
Essential Utilities Inc (b)	117,500	4,688,250
TOTAL UTILITIES		52,794,619

TOTAL UNITED STATES		1,467,667,338
TOTAL COMMON STOCKS (Cost $1,163,004,341)		1,560,847,628

Money Market Funds - 2.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.21	8,914,418	8,916,201
Fidelity Securities Lending Cash Central Fund (c)(d)	4.19	36,190,706	36,194,325
TOTAL MONEY MARKET FUNDS (Cost $45,110,526)			45,110,526

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $1,208,114,867)	1,605,958,154
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(36,684,371)
NET ASSETS - 100.0%	1,569,273,783

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $9,440,974.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,337,418	273,296,455	269,718,046	366,083	374	-	8,916,201	8,914,418	0.0%
Fidelity Securities Lending Cash Central Fund	21,102,400	403,686,427	388,594,502	31,705	-	-	36,194,325	36,190,706	0.1%
Total	26,439,818	676,982,882	658,312,548	397,788	374	-	45,110,526

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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